Risk Management Activities (Tables)	12 Months Ended
Dec. 31, 2020
Statement [LineItems]
Summary of gain loss from derivative financial instruments
The following table summarises the (loss)/gain on financial instruments recognised in profit or loss for the derivative financial instruments entered into by Gold Fields:

	United States Dollar
Figures in millions unless otherwise stated	2020	2019	2018
South Deep gold hedge	(84.7)	(25.8)	(3.2)
Ghana gold hedge	(78.1)	(36.6)	22.0
Ghana oil hedge	(16.9)	2.5	1.5
Peru copper hedge	(14.0)	—	9.2
Australia gold hedge	(129.6)	(178.8)	(4.6)
Australia oil hedge	(8.9)	2.3	1.4
Australia foreign currency hedge	(0.3)	(7.2)	(9.1)
Salares Norte foreign currency hedge	91.2	—	—
Maverix warrants – gain on fair value	1.3	4.2	3.8
Gain on fair value on disposal of Maverix	—	2.5	—
Other	1.1	(1.1)	—

(Loss)/gain on financial instruments	(238.9)	(238.0)	21.0

Comprised of:
Unrealised gain/(loss) and prior year mark-to-market reversals on derivative contracts	176.4	(112.6)	(36.6)
Rerealised (loss)/gain on derivative contracts	(416.6)	(132.1)	53.8
Maverix warrants – gain on fair value	1.3	4.2	3.8
Gain on fair value on disposal of Maverix	—	2.5	—

(Loss)/gain on financial instruments	(238.9)	(238.0)	21.0

Schedule Of Effect Of A Change In Loss On Financial Instruments To Value The Gold Derivative Contracts
1
In determining the interest rate sensitivity of the AUD XAU Puts only the impact of the specified interest rate change on the risk free interest rate as used in the Black- Scholes Option pricing was considered.

Credit risk [member]
Statement [LineItems]
Schedule of Combined Maximum Credit Risk Exposure
The combined maximum credit risk exposure of the Group is as follows:

	United States Dollar
Figures in millions unless otherwise stated	20 20	2019
Environmental trust funds	79.3	69.5
Trade and other receivables 1	53.2	74.2
Loan advanced - contractor	68.4	—
Derivative financial assets	113.3	1.1
Cash and cash equivalents	886.8	515.0

1	Trade and other receivables above exclude VAT, import duties, prepayments, payroll receivables and diesel rebates amounting to US$186.9 million (2019: US$61.8 million).

Summary of the Exposure to Credit Risk for Trade Receivables by Geographic Region
At 31 December 2020, the exposure to credit risk for trade receivables by geographic region was as follows:

	2020 US$ million	2019 US$ million
South Africa	—	—
Ghana	14.3	0.8
Australia	2.7	—
Peru	23.7	22.8

Total trade receivables	40.7	23.6

Summary of Analysis for Nonderivative Financial Liabilities and Derivative Financial Liabilities
The following are the contractually due undiscounted cash flows resulting from maturities of all financial liabilities, including interest payments:

	United States Dollar
Figures in millions unless otherwise stated	Within one year	Between one and five years	After five years	Total
2020
Trade and other payables	452.0	—	—	452.0
Oil and copper derivative contracts	21.8	7.3	—	29.1
Borrowings 1
- US$ borrowings 2
- Capital 3	83.5	750.0	500.0	1,333.5
- Interest	62.0	188.6	103.4	354.0
- A$ borrowings 4
- Capital	—	200.0	—	200.0
- Interest	4.5	8.6	—	13.1
Environmental rehabilitation costs 5	19.6	34.3	412.7	466.6
Finance lease liabilities	88.4	228.7	261.2	578.3
South Deep dividend	0.9	3.6	2.3	6.8

Total	732.7	1,421.1	1,279.6	3,433.4

2019
Trade and other payables	385.3	—	—	385.3
Gold and foreign exchange derivative contracts	127.6	—	—	127.6
Borrowings 1
- US$ borrowings 2
- Capital 3	685.9	500.0	500.0	1,685.9
- Interest	81.0	209.1	134.0	424.1
- A$ borrowings 4
- Capital	—	168.5	—	168.5
- Interest	5.5	2.2	—	7.7
Environmental rehabilitation costs 5	11.9	28.4	396.0	436.3
Finance lease liabilities	63.9	178.2	205.3	447.4
South Deep dividend	1.4	3.8	3.3	8.5

Total	1,362.5	1,090.2	1,238.6	3,691.3

1	Spot Rate: R14.69 = US$1.00 (2019: R14.00 = US$1.00).
2	USD borrowings - Spot LIBOR (one month fix) rate adjusted by specific facility agreement: 0.14388% (2019: 1.7625% (one month fix)).
3
The capital amounts of the
5-year
notes issue and the US$500
10-year
notes issue (2019: US$1 billion notes issue, US$500 million
5-year
notes issue and the US$500
10-year
notes issue) in the table above represent the principal amounts to be repaid and differ from the carrying values presented in the statement of financial position due to the unwinding of transaction costs capitalised at inception.

4	AUD borrowings - Spot Bank Bill Swap Bid Rate (BBSY) (one month fix) rate adjusted by specific facility agreement: 0.06% (2019: 0.92%).
5
Although environmental rehabilitation costs do not meet the definition of a financial liability, the Group included the gross closure cost estimate in the undiscounted cash flows as it represents a future cash outflow (refer note 25.1). In South Africa and Ghana, US$79.3 million (2019: US$69.5 million) of the environmental rehabilitation costs is funded through the environmental trust funds.

Equity price risk [member]
Statement [LineItems]
Summary of Effect of Change in Finance Expense on Group's Shareholders' Equity
The table below summarises the impact of increases/decreases of the equity prices of listed investments at fair value through OCI on the Group’s shareholders’ equity. The analysis is based on the assumption that the share prices quoted on the exchange have increased/decreased with all other variables held constant and the Group’s investments moved according to the historical correlation with the index.

	United States Dollar
Senstivity to equity security price	(Decrease)/increase in equity price
Figures in millions unless otherwise stated	(10.0%)	(5.0%)	5.0%	10.0%
2020
(Decrease)/increase in OCI 1	(4.2)	(2.1)	2.1	4.2
2019
(Decrease)/increase in OCI 1	(4.8)	(2.4)	2.4	4.8

1	Spot rate: R14,69 = US$1.00 (2019: R14.00 = US$1.00)

	United States Dollar
Sensitivity to preference share price risk	(Decrease)/increase in discount rate
Figures in millions unless otherwise stated	(1.0%)	(2.0%)	2.0%	1.0%
2020
Increase/(decrease) in OCI	4.1	8.4	(7.4)	(3.8)
2019
Increase/(decrease) in OCI	3.7	7.6	(6.7)	(3.4)

Sensitivity to preference share price risk	(Decrease)/increase in timing of cash flows
Figures in millions unless otherwise stated	1 year earlier	1 year later
2020
Increase/(decrease) in OCI	6.4	(7.2)
2019
Increase/(decrease) in OCI	4.9	(7.5)

Sensitivity to interest rates [member]
Statement [LineItems]
Summary of Effect of Change in Finance Expense on Group's Profit or Loss had LIBOR and Prime Differed as Indicated
The table below summarises the effect of a change in finance expense on the Group’s profit or loss had LIBOR, JIBAR, Prime and BBSY differed as indicated. The analysis is based on the assumption that the applicable interest rate increased/decreased with all other variables held constant and is calculated on the weighted average borrowings for the year. All financial instruments with fixed interest rates that are carried at amortised cost are not subject to the interest rate sensitivity analysis.

	United States Dollar
Sensitivity to interest rates	Change in interest expense for a nominal change in interest rates
Figures in millions unless otherwise stated	(1.5%)	(1.0%)	(0.5%)	0.5%	1.0%	1.5%
2020
Sensitivity to LIBOR interest rates	(1.5)	(1.0)	(0.5)	0.5	1.0	1.5
Sensitivity to BBSY interest rates 1	(2.1)	(1.4)	(0.7)	0.7	1.4	2.1
Sensitivity to JIBAR and prime interest rates 2	—	—	—	—	—	—

Change in finance expense	(3.6)	(2.4)	(1.2)	1.2	2.4	3.6

2019
Sensitivity to LIBOR interest rates	(5.1)	(3.4)	(1.7)	1.7	3.4	5.1
Sensitivity to BBSY interest rates 1	(0.7)	(0.4)	(0.2)	0.2	0.4	0.7
Sensitivity to JIBAR and prime interest rates 2	(0.8)	(0.5)	(0.3)	0.3	0.5	0.8

Change in finance expense	(6.6)	(4.3)	(2.2)	2.2	4.3	6.6

1	Average rate: A$0.69= US$1.00 (2019: A$0.70 = US$1.00)
2	Average rate: R16.38 = US$1.00 (2019: R14.46 = US$1.00)

Schedule Of Effect Of A Change In Loss On Financial Instruments To Value The Gold Derivative Contracts	The tables below summarise the effect of a change in the loss on financial instruments on the Group’s profit or loss in case of changes in the key inputs used to value the gold derivative contracts. The first analysis is based on the assumption that the gold forward prices have increased/decreased with all other variables held constant. The second analysis is based on the assumption that the interest rates increased/decreased with all other variables held constant.

	United States Dollar
Sensitivity to gold forward prices	(Decrease)/increase in gold forward prices
Figures in millions unless otherwise stated	(US$150)	(US$100)	(US$50)	US$50	US$100	US$150
2020
(Increase)/decrease in loss on financial instruments	35.4	20.1	8.6	(6.5)	(11.4)	(15.0)
2019
(Increase)/decrease in loss on financial instruments	120.8	85.7	45.4	(48.7)	(99.4)	(151.1)

	United States Dollar
Sensitivity to interest rat es 1	(Decrease)/increase in interest rates
Figures in millions unless otherwise stated	(1.5%)	(1.0%)	(0.5%)	0.5%	1.0%	1.5%
2020
(Increase)/decrease in loss on financial instruments	(5.2)	(2.9)	(0.8)	3.0	4.8	6.4
2019
(Increase)/decrease in loss on financial instruments	5.9	4.0	2.0	(2.1)	(4.2)	(6.3)

1
In determining the interest rate sensitivity of the AUD XAU Puts only the impact of the specified interest rate change on the risk free interest rate as used in the Black- Scholes Option pricing was considered.

Currency risk [member]
Statement [LineItems]
Schedule Of Effect Of A Change In Loss On Financial Instruments To Value The Gold Derivative Contracts
The tables below summarise the effect of a change in the loss on financial instruments on the Group’s profit or loss in case of changes in the key inputs used to value the Salares Norte foreign currency contracts. The first analysis is based on the assumption that the Chilean Peso exchange rates have increased/decreased with all other variables held constant. The second analysis is based on the assumption that the interest rates increased/decreased with all other variables held constant.

	United States Dollar
Sensitivity to exchange rate	(Decrease)/increase in Chilean peso exchange rate
Figures in millions unless otherwise stated	(15.0%)	(10.0%)	(5.0%)	5.0%	10.0%	15.0%
2020
(Increase)/decrease in loss on financial instruments	74.2	49.5	24.7	(24.7)	(49.5)	(74.2)

	United States Dollar
Sensitivity to interest rates	(Decrease)/increase in interest rates
Figures in millions unless otherwise stated	(1.5%)	(1.0%)	(0.5%)	0.5%	1.0%	1.5%
2020
(Increase)/decrease in loss on financial instruments	(7.3)	(4.8)	(2.4)	2.4	4.8	7.1